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[GRAPHIC:  PHOTOGRAPH OF SKIER                            SUPER PERFORMANCE
JUMPING OFF HIGH JUMP]                                 ----------------------
                                                       +35.85%
                                                       1 Year

                                                       +7.03%
                                                       5 Years

                                                       +7.10%
                                                       Since Inception 7/2/87
                                                       Average Annual Returns
                                                       as of 1/23/97
                                                       ----------------------


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                                                            SUPERIOR PERFORMANCE
                                                                    ------------
                                                                    IRA Approved
                                                                    ------------

Real estate is an enduring investment which provides the opportunity for a stream of income and capital appreciation. The U.S. Real Estate Fund offers you the advantages and opportunities of the real estate market in a no-load, highly liquid investment.

For growth and income potential which can rival that of growth stock funds, call for more information on our professionally-managed Fund today.

                                                       1-800-557-2297,  ext. 175
                                                           U.S. REAL ESTATE FUND


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[GRAPHIC: U.S. GLOBAL INVESTORS, INC. LOGO]

As of 1/23/97. For a free Fact Kit containing more complete information, including charges and expenses, call 1-800-US-FUNDS. Please read the prospectus carefully before investing. Past performance is no guarantee of future results. Investment returns and principal will fluctuate. You may have a gain or loss when you sell shares.